Premium Deficiency Reserve ("PDR")	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Premium Deficiency Reserve [Line Items]
Premium Deficiency Reserve ("PDR")

Note 20: Premium Deficiency Reserve

We assess the profitability of our at-risk share savings arrangements to identify contracts where current operating results or forecasts indicate probable future losses. If anticipated future variable costs exceed anticipated future revenues, a PDR is recognized. No PDR was recorded as of December 31, 2020 given the maturing of these health plans. Management concluded a PDR of $35,021,557 and $37,835,642 existed at June 30, 2022 and December 31, 2021, which represented its estimate of probable contract losses expected to be generated by the Company’s contracts with its health plan partners.

Note 21: Premium Deficiency Reserve

We assess the profitability of our at-risk share savings arrangements to identify contracts where current operating results or forecasts indicate probable future losses. If anticipated future variable costs exceed anticipated future revenues, a premium deficiency reserve is recognized. No premium deficiency reserves were recorded as of December 31, 2020 given the maturing of these health plans. Management concluded a PDR of $37,835,642 existed at December 31, 2021, which represented its estimate of probable contract losses expected to be generated by the Company’s health plans.